Other disclosures on cash flows (Details) - BRL (R$) shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other disclosures on cash flows
Reversal of provision for contingencies to the indemnification assets	R$ 6,503	R$ 1,469	R$ 3,395
Vitru Limited
Other disclosures on cash flows
Shares issued to pay for part of the business combination	560,990